Investment Securities - Investment Securities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 67,381	$ 68,717
Amortized Cost of Investment Securities		$ 113,431	$ 113,079
Amortized Cost of Investment Securities, Percentage		100.00%	100.00%
Available-for-sale securities, total, fair value	[1]	$ 66,115	$ 68,137
Available-for-sale securities, total, weighted-average maturity in years		5 years 4 months 24 days	5 years 1 month 6 days
Available-for-sale securities, total, weighted-average yield		2.57%	2.25%
Held-to-maturity securities, Amortized Cost		$ 46,050	$ 44,362
Held-to-maturity securities, total, fair value		$ 44,964	$ 43,723
Held-to-maturity securities, total, weighted-average maturity in years		5 years 2 months 12 days	4 years 8 months 12 days
Held-to-maturity securities, total, weighted-average yield		2.46%	2.14%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 2,231
Available-for-sale securities, maturing after one year through five years, amortized cost		16,735
Available-for-sale securities, maturing after five years through ten years, amortized cost		638
Available-for-sale securities, Amortized Cost		19,604	$ 23,586
Available-for-sale securities, maturing in one year or less, fair value		2,221
Amortized Cost of Investment Securities		24,706	$ 28,767
Available-for-sale securities, maturing after one year through five years, fair value		$ 16,416
Amortized Cost of Investment Securities, Percentage		21.80%	25.50%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 620
Available-for-sale securities, total, fair value		$ 19,257	$ 23,301
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 9 months 18 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		7 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years		2 years 8 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		1.49%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		1.75%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		2.82%
Available-for-sale securities, total, weighted-average yield		1.76%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 650
Held-to-maturity securities, maturing after one year through five years, amortized cost		3,459
Held-to-maturity securities, maturing after five years through ten years, amortized cost		993
Held-to-maturity securities, Amortized Cost		5,102	5,181
Held-to-maturity securities, maturing in one year or less, fair value		647
Held-to-maturity securities, maturing after one year through five years, fair value		3,338
Held-to-maturity securities, maturing after five years through ten years, fair value		976
Held-to-maturity securities, total, fair value		$ 4,961	5,066
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		6 months
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		4 years 2 months 12 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 10 months 24 days
Held-to-maturity securities, total, weighted-average maturity in years		4 years 1 month 6 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		1.73%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		1.64%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.36%
Held-to-maturity securities, total, weighted-average yield		1.79%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 60
Available-for-sale securities, maturing after one year through five years, amortized cost		19,058
Available-for-sale securities, maturing after five years through ten years, amortized cost		18,987
Available-for-sale securities, maturing after ten years, amortized cost		2,439
Available-for-sale securities, Amortized Cost		40,544
Available-for-sale securities, maturing in one year or less, fair value		60
Amortized Cost of Investment Securities		81,464	$ 77,606
Available-for-sale securities, maturing after one year through five years, fair value		$ 18,598
Amortized Cost of Investment Securities, Percentage		71.80%	68.60%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 18,648
Available-for-sale securities, maturing after ten years, fair value		2,448
Available-for-sale securities, total, fair value		$ 39,754
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		2 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		4 years 4 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		6 years 4 months 24 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		14 years 2 months 12 days
Available-for-sale securities, total, weighted-average maturity in years		5 years 10 months 24 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		3.85%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		2.38%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		2.81%
Available-for-sale securities, maturing after ten years, weighted-average yield		3.45%
Available-for-sale securities, total, weighted-average yield		2.65%
Held-to-maturity securities, maturing in one year or less, amortized cost		$ 65
Held-to-maturity securities, maturing after one year through five years, amortized cost		18,247
Held-to-maturity securities, maturing after five years through ten years, amortized cost		22,280
Held-to-maturity securities, maturing after ten years, amortized cost		328
Held-to-maturity securities, Amortized Cost		40,920
Held-to-maturity securities, maturing in one year or less, fair value		65
Held-to-maturity securities, maturing after one year through five years, fair value		17,688
Held-to-maturity securities, maturing after five years through ten years, fair value		21,891
Held-to-maturity securities, maturing after ten years, fair value		327
Held-to-maturity securities, total, fair value		$ 39,971
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		9 months 18 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		4 years 1 month 6 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		6 years 2 months 12 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		13 years 10 months 24 days
Held-to-maturity securities, total, weighted-average maturity in years		5 years 3 months 18 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		2.37%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		2.17%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		2.84%
Held-to-maturity securities, maturing after ten years, weighted-average yield		3.34%
Held-to-maturity securities, total, weighted-average yield		2.54%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost		$ 397
Available-for-sale securities, Amortized Cost		397
Amortized Cost of Investment Securities		402	$ 419
Available-for-sale securities, maturing after one year through five years, fair value		$ 403
Amortized Cost of Investment Securities, Percentage		0.40%	0.40%
Available-for-sale securities, total, fair value		$ 403
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 6 months
Available-for-sale securities, total, weighted-average maturity in years		3 years 6 months
Available-for-sale securities, maturing after one year through five years, weighted-average yield		3.69%
Available-for-sale securities, total, weighted-average yield		3.69%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 3
Held-to-maturity securities, maturing after five years through ten years, amortized cost		2
Held-to-maturity securities, Amortized Cost		5
Held-to-maturity securities, maturing after one year through five years, fair value		4
Held-to-maturity securities, maturing after five years through ten years, fair value		3
Held-to-maturity securities, maturing after ten years, fair value		1
Held-to-maturity securities, total, fair value		$ 8
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 3 months 18 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		5 years 7 months 6 days
Held-to-maturity securities, maturing after ten years, weighted-average maturity in years		15 years 7 months 6 days
Held-to-maturity securities, total, weighted-average maturity in years		4 years 1 month 6 days
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		3.19%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		3.29%
Held-to-maturity securities, maturing after ten years, weighted-average yield		3.20%
Held-to-maturity securities, total, weighted-average yield		3.22%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 284
Available-for-sale securities, maturing after one year through five years, amortized cost		552
Available-for-sale securities, maturing after five years through ten years, amortized cost		4,093
Available-for-sale securities, maturing after ten years, amortized cost		1,907
Available-for-sale securities, Amortized Cost		6,836	$ 6,240
Available-for-sale securities, maturing in one year or less, fair value		287
Amortized Cost of Investment Securities		6,842	$ 6,246
Available-for-sale securities, maturing after one year through five years, fair value		$ 558
Amortized Cost of Investment Securities, Percentage		6.00%	5.50%
Available-for-sale securities, maturing after five years through ten years, fair value		$ 4,069
Available-for-sale securities, maturing after ten years, fair value		1,787
Available-for-sale securities, total, fair value		$ 6,701	$ 6,358
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		6 months
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		3 years 6 months
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		7 years 10 months 24 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years		19 years 1 month 6 days
Available-for-sale securities, total, weighted-average maturity in years		10 years 4 months 24 days
Available-for-sale securities, maturing in one year or less, weighted-average yield		5.67%
Available-for-sale securities, maturing after one year through five years, weighted-average yield		4.53%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield		4.36%
Available-for-sale securities, maturing after ten years, weighted-average yield		4.09%
Available-for-sale securities, total, weighted-average yield		4.35%
Held-to-maturity securities, maturing after one year through five years, amortized cost		$ 1
Held-to-maturity securities, maturing after five years through ten years, amortized cost		5
Held-to-maturity securities, Amortized Cost		6	6
Held-to-maturity securities, maturing after one year through five years, fair value		1
Held-to-maturity securities, maturing after five years through ten years, fair value		6
Held-to-maturity securities, total, fair value		$ 7	7
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		2 months 12 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		3 years 1 month 6 days
Held-to-maturity securities, maturing after five years through ten years, weighted-average maturity in years		7 years 2 months 12 days
Held-to-maturity securities, total, weighted-average maturity in years		6 years 9 months 18 days
Held-to-maturity securities, maturing in one year or less, weighted-average yield		6.49%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		6.65%
Held-to-maturity securities, maturing after five years through ten years, weighted-average yield		1.97%
Held-to-maturity securities, total, weighted-average yield		2.45%
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Amortized Cost of Investment Securities		$ 17	$ 41
Held-to-maturity securities, maturing in one year or less, amortized cost		9
Held-to-maturity securities, maturing after one year through five years, amortized cost		8
Held-to-maturity securities, Amortized Cost		17
Held-to-maturity securities, maturing in one year or less, fair value		9
Held-to-maturity securities, maturing after one year through five years, fair value		8
Held-to-maturity securities, total, fair value		$ 17
Held-to-maturity securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Held-to-maturity securities, maturing after one year through five years, weighted-average maturity in years		1 year 4 months 24 days
Held-to-maturity securities, total, weighted-average maturity in years		1 year
Held-to-maturity securities, maturing in one year or less, weighted-average yield		3.68%
Held-to-maturity securities, maturing after one year through five years, weighted-average yield		3.34%
Held-to-maturity securities, total, weighted-average yield		3.52%

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.